Annual Total Returns - BLACKROCK MANAGED INCOME FUND (CLASS K SHARES) [BarChart] - Class K - BLACKROCK MANAGED INCOME FUND - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	22.13%
Annual Return 2012	11.36%
Annual Return 2013	(5.89%)
Annual Return 2014	7.19%
Annual Return 2015	(1.07%)
Annual Return 2016	9.70%
Annual Return 2017	5.45%
Annual Return 2018	(0.61%)
Annual Return 2019	9.78%
Annual Return 2020	5.72%